Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Schedule of cash and cash equivalents	Cash and cash equivalents in € THOUS

	2021	2020
Cash	925,134	746,851
Securities and time deposits	556,521	334,688
Cash and cash equivalents	1,481,655	1,081,539